UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-02945

                         CENTENNIAL MONEY MARKET TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                                   (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                              (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

                                      Date of fiscal year end:  JUNE 30
                                                                -------

          Date of reporting period: JULY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  December 31, 2003 / Unaudited
--------------------------------------------------------------------------------



                            PRINCIPAL            VALUE
                               AMOUNT       SEE NOTE 1
-------------------------------------------------------
CERTIFICATES OF DEPOSIT--8.4%
-------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--1.8%
Citibank NA:
1.085%, 3/19/04         $  15,000,000  $    15,000,000
1.085%, 3/24/04           150,000,000      150,000,000
1.09%, 2/6/04              82,500,000       82,500,000
-------------------------------------------------------
National Bank
of Commerce,
Tennessee:
1.17%, 6/14/04 1           80,000,000       79,996,371
1.179%, 5/12/04 1          40,000,000       40,000,000
-------------------------------------------------------
Wachovia Bank NA,
1.05%, 1/5/04              35,000,000       35,000,000
                                       ----------------
                                           402,496,371

-------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--6.6%
Bank of Montreal,
Chicago:
1.08%, 4/16/04             81,600,000       81,600,000
1.105%, 3/31/04           133,700,000      133,700,000
-------------------------------------------------------
BNP Paribas,
New York:
1.09%, 2/9/04             100,000,000       99,999,460
1.11%, 4/15/04            100,000,000      100,000,000
-------------------------------------------------------
Canadian Imperial
Bank of Commerce,
New York:
1.08%, 2/2/04              40,000,000       40,000,000
1.08%, 2/4/04              40,000,000       40,000,000
1.11%, 3/9/04              75,000,000       75,000,000
1.15%, 1/15/04             40,000,000       40,000,000
-------------------------------------------------------
Credit Lyonnais,
New York:
1.09%, 4/23/04            100,000,000      100,000,000
1.10%, 3/1/04              74,000,000       73,999,385
-------------------------------------------------------
Deutsche Bank AG,
1.10%, 2/13/04            100,000,000      100,000,000
-------------------------------------------------------
Lloyds TSB Bank
plc, New York,
1.09%, 2/17/04             74,000,000       74,000,963
-------------------------------------------------------
Royal Bank of
Canada, New York
Branch, 1%, 1/12/04        30,000,000       30,000,000
-------------------------------------------------------
Royal Bank
of Scotland,
New York:
1.07%, 1/8/04              75,000,000       75,000,000
1.08%, 1/7/04              77,000,000       77,000,000


                            PRINCIPAL            VALUE
                               AMOUNT       SEE NOTE 1
-------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT Continued
Svenska
Handelsbanken
NY:
1.08%, 1/9/04           $  60,000,000  $    60,000,000
1.08%, 1/12/04             24,000,000       23,999,854
1.11%, 2/3/04              95,500,000       95,500,000
-------------------------------------------------------
Toronto Dominion
Bank, 1.08%, 2/9/04       100,000,000      100,000,000
-------------------------------------------------------
Toronto Dominion
Bank, New York,
1.10%, 3/10/04             39,800,000       39,800,000
                                       ----------------
                                         1,459,599,662
                                       ----------------
Total Certificates of Deposit
(Cost $1,862,096,033)                    1,862,096,033

-------------------------------------------------------
DIRECT BANK OBLIGATIONS--21.5%
AB SPINTAB:
1.08%, 2/10/04              6,850,000        6,841,780
1.10%, 4/13/04            103,200,000      102,875,207
1.11%, 4/8/04              19,000,000       18,942,588
1.12%, 4/5/04             100,000,000       99,704,444
-------------------------------------------------------
Bank One NA,
1.06%, 1/28/04             34,000,000       34,000,000
-------------------------------------------------------
Barclays US
Funding Corp.,
1.06%, 1/16/04             30,000,000       29,986,750
-------------------------------------------------------
BNP Paribas
Finance, Inc.:
1.09%, 2/13/04            100,000,000       99,869,806
1.10%, 3/15/04             90,000,000       89,796,500
-------------------------------------------------------
Citibank NA,
1.09%, 2/20/04            200,000,000      200,000,000
-------------------------------------------------------
Credit Lyonnais
North America, Inc.:
1.08%, 2/3/04              12,000,000       11,988,120
1.08%, 2/4/04             100,000,000       99,898,000
1.08%, 2/5/04              86,500,000       86,409,175
1.09%, 1/23/04             65,000,000       64,956,703
-------------------------------------------------------
Danske Corp.,
Series A:
1.075%, 1/12/04            18,300,000       18,293,961
1.085%, 1/6/04            100,000,000       99,984,931
1.085%, 3/8/04             55,800,000       55,687,842
1.085%, 3/18/04           179,000,000      178,585,548
1.09%, 3/3/04              36,800,000       36,731,552
1.10%, 1/20/0             414,900,000       14,891,507
1.10%, 1/21/0             421,900,000       21,886,860



                       5 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                            PRINCIPAL            VALUE
                               AMOUNT       SEE NOTE 1
-------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
Danske Corp.,
Series B,
1.08%, 1/5/04             $22,000,000  $    21,997,360
-------------------------------------------------------
Governor & Co.
of the Bank
of Ireland:
1.065%, 1/30/04 2          50,000,000       49,957,104
1.085%, 1/26/04 2         115,800,000      115,712,748
1.09%, 3/4/04 2            50,000,000       49,904,625
1.095%, 3/3/04 2           44,000,000       43,917,023
-------------------------------------------------------
HBOS Treasury
Services:
1.09%, 1/9/04              75,000,000       74,981,833
1.09%, 2/4/04              50,000,000       49,948,528
1.10%, 1/23/04             16,000,000       15,989,244
1.11%, 2/3/04              75,500,000       75,423,179
1.11%, 2/27/04             50,000,000       49,912,125
1.11%, 3/15/04             15,600,000       15,564,406
1.115%, 4/6/04             23,500,000       23,430,127
1.12%, 3/3/04              29,100,000       29,043,869
1.13%, 3/10/04             33,000,000       32,928,528
1.13%, 3/11/04             50,000,000       49,890,139
-------------------------------------------------------
LaSalle Bank NA:
1.09%, 1/26/04             50,000,000       50,000,000
1.10%, 2/19/04             84,000,000       84,000,000
1.11%, 3/3/04             100,000,000      100,000,000
-------------------------------------------------------
National Australia
Funding
(Delaware), Inc.:
1.03%, 1/8/04              30,000,000       29,993,992
1.06%, 2/9/04              50,000,000       49,942,583
1.06%, 2/11/04            100,000,000       99,879,278
1.075%, 2/10/04            40,000,000       39,952,222
-------------------------------------------------------
National City
Credit Corp.:
1.075%, 1/8/04             43,000,000       42,991,012
1.075%, 1/26/04            50,000,000       49,962,674
-------------------------------------------------------
Nationwide
Building Society:
1.08%, 1/6/04              35,000,000       34,994,750
1.09%, 1/28/04             75,000,000       74,938,594
1.09%, 3/8/04              50,000,000       49,898,569
1.09%, 3/9/04              70,000,000       69,855,878
1.09%, 3/16/04             77,500,000       77,324,010
1.09%, 3/31/04             20,000,000       19,945,500
1.10%, 2/17/04             17,000,000       16,975,586
1.11%, 2/5/04              18,749,000       18,728,767
1.11%, 3/17/04             80,000,000       79,812,533



                            PRINCIPAL            VALUE
                               AMOUNT       SEE NOTE 1
-------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
Nordea North
America, Inc.:
1.08%, 3/15/04            $50,000,000  $    49,889,000
1.09%, 1/6/04             100,000,000       99,984,861
1.09%, 1/15/04             18,300,000       18,292,243
1.09%, 1/23/04             70,000,000       69,953,372
1.10%, 1/14/04            170,000,000      169,932,978
1.12%, 3/29/04             35,000,000       34,904,178
-------------------------------------------------------
Rabobank USA
Financial Corp.:
1.06%, 1/5/04               5,500,000        5,499,352
1.06%, 1/14/04             10,650,000       10,645,923
1.07%, 1/20/04             11,028,000       11,021,772
1.08%, 1/30/04              4,000,000        3,996,584
-------------------------------------------------------
Societe Generale
North America:
1.08%, 2/5/04              90,000,000       89,905,500
1.085%, 3/3/04             29,000,000       28,945,810
1.095%, 4/1/04            100,000,000       99,723,208
1.095%, 4/2/04             97,000,000       96,728,562
1.10%, 2/6/04              11,300,000       11,287,570
1.10%, 3/15/04             18,600,000       18,557,943
1.105%, 2/2/04             88,100,000       88,013,466
1.105%, 2/4/04             15,000,000       14,984,346
-------------------------------------------------------
Stadshypotek
Delaware, Inc.:
1.10%, 1/15/04 2           18,000,000       17,992,300
1.11%, 3/8/04 2            77,000,000       76,840,931
1.11%, 3/12/04             30,000,000       29,934,325
1.13%, 4/5/04 2           120,000,000      119,642,167
-------------------------------------------------------
Swedbank AB:
1.08%, 1/13/04             20,000,000       19,992,800
1.10%, 2/19/04             50,000,000       49,925,139
-------------------------------------------------------
Toronto
Dominion
Holdings, Inc.:
1.09%, 2/5/04              20,630,000       20,608,138
1.09%, 4/16/04             50,000,000       49,839,528
1.105%, 3/5/04             67,080,000       66,948,225
-------------------------------------------------------
U.S. Bank NA,
1.05%, 1/28/04             48,000,000       47,998,514
-------------------------------------------------------
UBS Finance (Delaware) LLC:
1.06%, 4/21/04            150,000,000      149,509,750
1.08%, 2/12/04             20,000,000       19,974,800
1.08%, 2/17/04             18,400,000       18,374,056
-------------------------------------------------------
Wells Fargo
Bank NA:
1.04%, 1/2/04              30,000,000       30,000,000
1.08%, 1/5/04              50,000,000       50,000,000
                                       ----------------
Total Direct Bank
Obligations (Cost $4,748,975,401)        4,748,975,401


                       6 | CENTENNIAL MONEY MARKET TRUST

                            PRINCIPAL            VALUE
                               AMOUNT       SEE NOTE 1
-------------------------------------------------------
LETTERS OF CREDIT--0.9%
Barclays Bank plc,
guaranteeing
commercial
paper of PEMEX
Capital, Inc.:
1.08%, 2/13/04           $ 40,000,000  $    39,948,400
1.10%, 3/5/04              65,000,000       64,872,889
-------------------------------------------------------
Chase Manhattan
Bank, guaranteeing
commercial paper
of NATC
California LLC:
1.11%, 1/21/04             45,000,000       44,972,250
1.11%, 1/26/04             40,000,000       39,969,167
                                       ----------------
Total Letters of Credit
(Cost $189,762,706)                        189,762,706

-------------------------------------------------------
SHORT-TERM NOTES--61.9%
-------------------------------------------------------
ASSET-BACKED--24.7%
Amsterdam
Funding Corp.:
1.11%, 1/30/04 2          100,000,000       99,910,583
1.14%, 1/15/04 2           25,000,000       24,988,917
1.14%, 1/21/04 2           25,000,000       24,984,167
-------------------------------------------------------
Barton Capital
Corp., 1.10%,
1/15/04 2                  34,000,000       33,985,456
-------------------------------------------------------
Crown Point
Capital Co.:
1.12%, 1/16/04 2           45,520,000       45,498,757
1.12%, 2/5/04 2           100,000,000       99,891,111
1.12%, 2/6/04 2           178,450,000      178,248,852
1.14%, 3/4/04 2            67,500,000       67,365,338
-------------------------------------------------------
Eiffel Funding LLC:
1.10%, 1/8/04 2            50,000,000       49,989,306
1.10%, 2/24/04 2           44,400,000       44,326,740
1.11%, 1/12/04 2           50,000,000       49,983,118
1.11%, 2/9/04 2            48,500,000       48,441,679
1.11%, 2/19/04 2           75,000,000       74,886,688
1.11%, 3/22/04 2           25,000,000       24,937,563
1.12%, 1/22/04 2           37,000,000       36,975,827
1.12%, 2/13/04 2           50,000,000       49,933,111
1.13%, 1/21/04 2           25,000,000       24,984,306
-------------------------------------------------------
Fairway Finance
Corp., 1.10%, 1/6/04 2     20,000,000       19,996,944
-------------------------------------------------------
FCAR Owner Trust I:
1.10%, 1/27/04             50,000,000       49,960,278
1.11%, 2/2/04              25,000,000       24,975,333
1.11%, 2/12/04             10,000,000        9,987,050
1.12%, 2/17/04             50,000,000       49,926,889
1.13%, 4/2/04             100,000,000       99,711,222
1.13%, 4/8/04             186,000,000      185,427,843


                           PRINCIPAL            VALUE
                              AMOUNT       SEE NOTE 1
------------------------------------------------------
ASSET-BACKED Continued
Galaxy Funding, Inc.:
1.11%, 2/17/04 2        $  50,000,000  $    49,927,542
1.11%, 3/8/04 2            50,000,000       49,896,708
1.11%, 4/14/04 2           40,000,000       39,871,733
1.11%, 4/15/04 2           40,000,000       39,870,500
1.12%, 4/7/04 2           150,000,000      149,547,333
1.12%, 4/16/04             50,000,000       49,835,111
1.13%, 3/5/04 2            45,000,000       44,909,600
-------------------------------------------------------
Gemini
Securitization
Corp.:
1.09%, 1/26/04 2           25,000,000       24,981,076
1.10%, 1/7/04 2            50,000,000       49,990,833
-------------------------------------------------------
GOVCO, Inc.:
1.09%, 1/12/04 2           90,000,000       89,970,025
1.09%, 3/8/04 2            50,000,000       49,898,569
1.10%, 1/13/04 2           34,000,000       33,987,533
1.10%, 2/10/04 2          100,000,000       99,877,778
1.11%, 1/20/04 2          100,000,000       99,941,417
-------------------------------------------------------
Grampian
Funding LLC:
1.11%, 3/17/04 2           29,400,000       29,331,106
1.11%, 4/14/04 2          150,000,000      149,519,000
1.12%, 1/23/04 2            7,000,000        6,995,209
1.12%, 3/15/04 2           50,000,000       49,884,889
1.12%, 3/19/04 2           50,000,000       49,878,667
-------------------------------------------------------
Legacy Capital LLC:
1.11%, 3/11/04 2           46,500,000       46,399,638
1.12%, 1/7/04 2           214,200,000      214,160,016
1.12%, 2/11/04 2           63,819,000       63,737,595
-------------------------------------------------------
Lexington Parker
Capital Co. LLC:
1.10%, 4/6/04 2            48,500,000       48,357,733
1.11%, 1/12/04 2           90,000,000       89,969,475
1.11%, 1/20/04 2           47,940,000       47,911,915
1.11%, 3/1/04 2            45,000,000       44,916,750
1.12%, 2/11/04 2           40,000,000       39,948,978
1.13%, 1/14/04 2           80,000,000       79,967,356
1.13%, 1/26/04 2           26,000,000       25,979,597
1.13%, 2/5/04 2            46,100,000       46,049,174
-------------------------------------------------------
Neptune
Funding Corp.:
1.12%, 3/15/04 2            5,727,000        5,713,815
1.13%, 1/22/04 2           50,000,000       49,967,042
1.13%, 1/28/04 2           40,000,000       39,966,100
1.13%, 3/10/04 2           64,000,000       63,861,387
1.14%, 1/29/04 2           81,900,000       81,827,382
1.14%, 4/1/04 2            34,465,000       34,365,683
1.15%, 1/15/04 2           31,500,000       31,485,913
1.15%, 1/30/04 2           15,896,000       15,881,274
1.15%, 2/9/04 2           100,000,000       99,875,417
1.16%, 1/20/04 2           11,107,000       11,100,200


                      7 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                            PRINCIPAL            VALUE
                               AMOUNT       SEE NOTE 1
-------------------------------------------------------
ASSET-BACKED Continued
New Center
Asset Trust:
1.10%, 1/16/04           $150,000,000  $   149,931,250
1.105%, 1/29/04            24,100,000       24,079,287
1.11%, 1/21/04             50,000,000       49,969,167
1.11%, 1/29/04             50,000,000       49,956,833
-------------------------------------------------------
Old Line
Funding Corp.:
1.10%, 1/15/04 2          100,000,000       99,957,222
1.10%, 3/22/04 2           27,014,000       26,947,140
-------------------------------------------------------
Perry Global
Funding LLC,
Series A:
1.10%, 1/20/04 2           50,000,000       49,970,972
1.10%, 1/22/04 2          112,355,000      112,282,906
1.13%, 2/11/04 2           98,700,000       98,572,979
1.13%, 3/4/04 2            79,352,000       79,195,081
1.13%, 3/22/04 2           95,000,000       94,758,463
-------------------------------------------------------
Preferred Receivables
Funding Corp.:
1.09%, 1/7/04 2            30,000,000       29,994,550
1.10%, 1/13/04 2           49,000,000       48,982,033
-------------------------------------------------------
Scaldis Capital LLC:
1.09%, 3/12/04 2           63,143,000       63,007,260
1.11%, 1/16/04 2           10,000,000       9,995,375
1.12%, 1/7/04 2            36,251,000       36,244,233
-------------------------------------------------------
Sheffield
Receivables Corp.:
1.10%, 1/5/04 2            50,000,000       49,993,944
1.10%, 1/13/04 2           20,000,000       19,992,667
1.11%, 1/2/04 2            37,000,000       36,998,859
-------------------------------------------------------
Victory
Receivables Corp.:
1.12%, 1/2/04 2            22,818,000       22,817,290
1.12%, 1/12/04 2           47,600,000       47,583,710
1.12%, 1/20/04 2           11,100,000       11,093,439
1.13%, 1/15/04 2           43,500,000       43,480,884
1.13%, 1/26/04 2           28,817,000       28,794,387
1.14%, 1/13/04 2           81,077,000       81,046,341
1.14%, 1/14/04 2           27,000,000       26,988,885
1.15%, 2/10/04 2          148,110,000      147,923,681
-------------------------------------------------------
Windmill
Funding Corp.:
1.10%, 1/15/04 2           50,000,000       49,978,611
1.10%, 1/27/04 2           25,000,000       24,980,139
1.10%, 1/29/04 2           50,000,000       49,957,222
-------------------------------------------------------
Yorktown
Capital LLC:
1.10%, 2/2/04 2            15,700,000       15,684,649
1.10%, 2/12/04 2           20,056,000       20,030,261
                                       ----------------
                                         5,460,063,867


                            PRINCIPAL            VALUE
                               AMOUNT       SEE NOTE 1
-------------------------------------------------------
AUTOMOBILES--0.2%
BMW US Capital
Corp., 1.05%,
1/9/04                   $ 50,000,000  $    49,988,333
-------------------------------------------------------
BEVERAGES--0.1%
Anheuser-Busch
Cos., Inc., 1.01%,
1/13/04 2                  30,000,000       29,989,900
-------------------------------------------------------
CAPITAL MARKETS--9.0%
Banc of America
Securities LLC,
1.09%, 1/2/04 1            20,000,000       20,000,000
-------------------------------------------------------
Bear Stearns
Cos., Inc.:
1.06%, 4/2/04              85,000,000       84,769,744
1.09%, 1/30/04             20,000,000       19,982,439
1.09%, 4/8/04             100,000,000       99,703,278
1.09%, 4/12/04            100,000,000       99,691,167
1.10%, 3/11/04            100,000,000       99,786,111
-------------------------------------------------------
Citigroup
Global Markets
Holdings, Inc.:
1.08%, 1/21/04             50,000,000       49,970,000
1.08%, 1/23/04            187,000,000      186,876,580
1.08%, 1/29/04             72,000,000       71,939,520
1.08%, 2/4/04              40,000,000       39,959,200
1.09%, 1/26/04             90,000,000       89,931,875
-------------------------------------------------------
Goldman Sachs
Group, Inc.:
1.16%, 1/12/04 3          100,000,000      100,000,000
1.17%, 1/9/04 3           100,000,000      100,000,000
1.24%, 4/28/04 3           67,000,000       67,000,000
1.27%, 5/3/04 3            46,000,000       46,000,000
1.29%, 5/27/04 3          125,000,000      125,000,000
-------------------------------------------------------
Lehman Brothers,
Inc., 1.005%,
12/15/04 1                 75,000,000       75,000,000
-------------------------------------------------------
Merrill Lynch &
Co., Inc., Series B,
1.38%, 2/2/04 1            10,000,000       10,002,199
-------------------------------------------------------
Morgan Stanley:
0.938%, 8/27/04 1         137,200,000      137,200,000
1.08%, 1/30/04             50,000,000       49,956,500
1.08%, 2/20/04            121,000,000      120,818,500
1.08%, 2/23/04             50,000,000       49,920,500
1.09%, 1/16/04             21,600,000       21,590,190
-------------------------------------------------------
Wachovia Securities
LLC, 1.19%, 3/26/04 1     210,000,000      210,000,000
                                       ----------------
                                         1,975,097,803




                       8 | CENTENNIAL MONEY MARKET TRUST

                            PRINCIPAL            VALUE
                               AMOUNT       SEE NOTE 1
-------------------------------------------------------
COMMERCIAL BANKS--1.5%
JPMorgan
Chase & Co.:
1.08%, 2/11/04           $ 85,500,000  $    85,394,835
1.09%, 2/13/04            100,000,000       99,869,806
1.10%, 1/21/04              7,171,000        7,166,618
-------------------------------------------------------
LaSalle Bank
Corp., 1.08%,
1/28/04                    90,000,000       89,927,100
-------------------------------------------------------
State Street Corp.,
1.06%, 1/29/04             50,000,000       49,958,778
                                       ----------------
                                           332,317,137

-------------------------------------------------------
COMMERCIAL FINANCE--0.5%
Caterpillar Financial
Services Corp.,
Series F, 1.32%,
5/28/04 1                  50,000,000       50,031,579
-------------------------------------------------------
Countrywide
Home Loans,
1.01%, 1/2/04              34,800,000       34,799,024
-------------------------------------------------------
Private Export
Funding Corp.:
1.03%, 1/16/04 2           10,000,000        9,995,708
1.07%, 3/25/04 2           20,000,000       19,950,067
                                       ----------------
                                           114,776,378

-------------------------------------------------------
CONSUMER FINANCE--1.6%
American Express
Credit Corp.:
1.05%, 1/8/04             100,000,000       99,979,583
1.05%, 1/9/04              50,000,000       49,988,333
1.05%, 1/16/04             18,500,000       18,491,906
1.06%, 2/12/04             41,900,000       41,848,184
1.06%, 4/1/04             100,000,000       99,732,056
-------------------------------------------------------
American Express
Credit Corp.,
Series B, 1.274%,
12/16/04 1                 10,000,000       10,014,306
-------------------------------------------------------
American General
Finance Corp.:
1.04%, 1/8/04              20,000,000       19,995,956
1.06%, 1/21/04              9,000,000        8,994,700
                                       ----------------
                                           349,045,024

------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.5%
GE Capital
International
Funding, Inc.,
Series A:
1.11%, 4/14/04 2          150,000,000      149,519,000
1.11%, 4/22/04 2          20,000,000       19,930,933


                            PRINCIPAL            VALUE
                               AMOUNT       SEE NOTE 1
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
General Electric
Capital Corp.:
1.09%, 1/27/04           $ 77,000,000  $    76,939,384
1.10%, 2/23/04            100,000,000       99,838,056
1.12%, 4/7/04             153,200,000      152,745,105
-------------------------------------------------------
General Electric
Capital Services,
1.09%, 1/28/04             66,000,000       65,946,045
-------------------------------------------------------
Greenwich Capital
Holdings, Inc.,
1.09%, 1/30/04             26,000,000       25,977,171
-------------------------------------------------------
Prudential Funding LLC:
1.10%, 1/15/04             50,000,000       49,978,611
1.10%, 1/16/04             60,000,000       59,972,500
1.16%, 3/25/04             75,000,000       74,797,000
                                       ----------------
                                           775,643,805

-------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.1%
SBC International,
Inc., 1.07%, 1/13/04 2     27,000,000       26,990,370
-------------------------------------------------------
FOOD PRODUCTS--0.4%
Nestle Capital
Corp., 1.06%,
1/8/04 2                   75,000,000       74,984,542
-------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Clorox Co., 1.02%,
1/5/04                     30,000,000       29,996,600
-------------------------------------------------------
INSURANCE--5.9%
Allstate Financial
Global Funding,
1.339%, 1/30/04 3          15,000,000       15,002,861
-------------------------------------------------------
ING America
Insurance
Holdings, Inc.:
1.09%, 1/26/04             50,000,000       49,962,153
1.09%, 3/12/04            100,000,000       99,785,028
1.09%, 3/22/04             40,000,000       39,901,900
1.10%, 1/5/04              58,400,000       58,392,862
1.10%, 2/12/04             50,000,000       49,935,833
1.11%, 2/2/04              48,500,000       48,452,147
-------------------------------------------------------
Jackson National
Life Insurance Co.:
1.13%, 7/30/04 1           48,000,000       48,000,000
1.18%, 3/1/04 1            70,000,000       70,000,000
-------------------------------------------------------
MetLife
Funding, Inc.:
1.06%, 1/14/04            134,432,000      134,380,169
1.09%, 2/4/04             100,000,000       99,897,056
1.10%, 3/4/04              34,000,000       33,934,550


                       9 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                            PRINCIPAL            VALUE
                               AMOUNT       SEE NOTE 1
-------------------------------------------------------
INSURANCE Continued
Metropolitan Life
Global Funding I,
Series 2003-5,
1.173%, 1/15/04 1,3     $  69,400,000  $    69,400,000
-------------------------------------------------------
Pacific Life
Insurance Co.,
1.14%, 1/2/04 1,3          71,000,000       71,000,000
-------------------------------------------------------
Prudential
Insurance Co.
of America,
1.21%, 1/2/04 1           165,000,000      165,000,000
-------------------------------------------------------
Security Life
of Denver
Insurance Co.:
1.22%, 10/27/04 1          65,000,000       65,000,000
1.22%, 12/17/04 1         100,000,000      100,000,000
-------------------------------------------------------
United of
Omaha Life
Insurance Co.:
1.22%, 1/2/04 1,3          50,000,000       50,000,000
1.22%, 1/2/04 1,3          16,000,000       16,000,000
1.22%, 1/2/04 1,3          15,000,000       15,000,000
                                       ----------------
                                         1,299,044,559

-------------------------------------------------------
LEASING & FACTORING--1.2%
American Honda
Finance Corp.:
1.08%, 1/29/04             25,000,000       24,979,000
1.12%, 11/19/04 1,4        40,000,000       39,996,451
1.13%, 2/4/04 1,4          27,000,000       27,000,000
1.13%, 12/6/04 1,4         50,000,000       49,995,368
1.26%, 4/13/04 1,4         40,000,000       40,019,104
-------------------------------------------------------
Toyota Motor
Credit Corp.:
1.06%, 1/15/04 2           20,000,000       19,991,756
1.07%, 2/4/04 2            71,500,000       71,428,218
                                       ----------------
                                           273,409,897

-------------------------------------------------------
METALS & MINING--0.2%
Rio Tinto Ltd.:
1.09%, 1/9/04 2            17,054,000       17,049,869
1.12%, 2/26/04 2           30,148,000       30,096,179
                                       ----------------
                                            47,146,048

-------------------------------------------------------
OIL & GAS--0.9%
BP America, Inc.,
1.05%, 3/15/04             50,000,000       49,892,083
-------------------------------------------------------
Koch Industries,
Inc., 1.01%, 1/5/04 2      30,000,000       29,996,633


                            PRINCIPAL            VALUE
                               AMOUNT       SEE NOTE 1
-------------------------------------------------------
OIL & GAS Continued
Shell Finance UK plc:
1.09%, 3/18/04           $ 84,000,000  $    83,804,163
1.10%, 4/7/04              32,000,000       31,905,156
                                       ----------------
                                           195,598,035

-------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Procter & Gamble Co.:
1.01%, 1/15/04 2           20,000,000       19,992,144
1.06%, 2/2/04 2            11,000,000       10,989,636
                                       ----------------
                                            30,981,780

-------------------------------------------------------
PHARMACEUTICALS--1.5%
Alcon Capital Corp.:
1.08%, 2/6/04 2           100,000,000       99,892,000
1.08%, 2/18/04 2           91,200,000       91,068,064
-------------------------------------------------------
Aventis:
1.08%, 1/28/04 2           50,000,000       49,959,500
1.08%, 3/1/04 2            70,000,000       69,874,000
-------------------------------------------------------
Pfizer, Inc.,
1.03%, 1/9/04 2            25,000,000       24,994,278
                                       ----------------
                                           335,787,842

-------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--10.3%
Blue Spice LLC:
1.10%, 1/16/04 2           50,000,000       49,977,083
1.10%, 2/6/04 2            24,700,000       24,672,830
1.11%, 1/22/04 2          120,000,000      119,922,592
-------------------------------------------------------
Cooperative Assn.
of Tractor Dealers,
Inc., Series A:
1.12%, 4/16/04              5,000,000        4,983,511
1.13%, 2/9/04              12,100,000       12,085,188
-------------------------------------------------------
Cooperative Assn.
of Tractor Dealers,
Inc., Series B,
1.13%, 2/9/04               9,000,000        8,988,983
-------------------------------------------------------
Independence
Funding LLC,
1.10%, 1/20/04 4           63,700,000       63,663,019
-------------------------------------------------------
K2 (USA) LLC:
1.10%, 2/18/04 2           43,600,000       43,536,053
1.10%, 2/19/04 2           37,000,000       36,944,603
1.109%, 9/20/04 1,4        50,000,000       49,992,775
1.11%, 2/26/04 2           90,000,000       89,844,600
1.11%, 3/10/04 2           60,400,000       60,272,082
1.11%, 4/7/04 2            20,000,000       19,940,183
1.113%, 7/15/04 1,4        35,000,000       34,994,377
1.12%, 3/5/04 2            24,700,000       24,650,820
1.12%, 3/15/04 2           40,000,000       39,907,911


                       10 | CENTENNIAL MONEY MARKET TRUST

                            PRINCIPAL            VALUE
                               AMOUNT       SEE NOTE 1
-------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
LINKS Finance LLC:
1.08%, 8/25/04 1,4      $  50,000,000  $    49,993,507
1.09%, 3/11/04 2           63,400,000       63,265,269
1.09%, 3/18/04 2           50,000,000       49,883,431
1.10%, 2/17/04 2           36,500,000       36,447,582
1.10%, 9/30/04 1,4         75,000,000       74,988,811
1.13%, 10/15/04 1,4       100,000,000      100,000,000
1.14%, 1/22/04 1,4        100,000,000       99,999,426
-------------------------------------------------------
Parkland (USA) LLC:
1.12%, 9/30/04 1,4         50,000,000       49,996,270
1.129%, 5/24/04 1,4        25,000,000       24,999,000
1.13%, 1/30/04 1,4         50,000,000       50,000,000
1.131%, 2/24/04 1,4        15,000,000       15,000,000
1.14%, 11/19/04 1,4        50,000,000       50,000,000
1.143%, 10/15/04 1         40,000,000       39,996,852
1.15%, 12/10/04 1,4        50,000,000       49,995,301
-------------------------------------------------------
Premium Asset
Trust Certificates,
Series 2002-6,
1.353%, 6/1/04 1,3         40,000,000       40,027,166
-------------------------------------------------------
Sigma Finance, Inc.:
1.08%, 11/26/04 1,4       150,000,000      149,979,768
1.08%, 12/1/04 1,4        100,000,000       99,986,270
1.11%, 3/9/04 2             4,000,000        3,991,613
1.11%, 3/16/04 2           73,500,000       73,329,769
1.11%, 4/16/04 2           40,000,000       39,869,267
1.11%, 4/19/04 2           45,000,000       44,848,763
1.13%, 12/6/04 1,4         40,000,000       39,992,609
1.14%, 12/15/04 1,4        75,000,000       74,989,279
1.15%, 12/20/04 1,4        87,000,000       86,982,965
-------------------------------------------------------
Steamboat Funding
Corp., 1.14%,
1/12/04 2                  69,400,000       69,376,437
-------------------------------------------------------
Ticonderoga
Funding LLC:
1.10%, 1/6/04 4            46,007,000       45,999,971
1.11%, 1/5/04 4            15,071,000       15,069,141
1.11%, 1/8/04 4            30,000,000       29,993,525
1.11%, 1/14/04 4            9,875,000        9,871,042
                                       ----------------
                                         2,263,249,644
                                       ----------------
Total Short-Term Notes
(Cost $13,664,111,564)                  13,664,111,564


                            PRINCIPAL            VALUE
                               AMOUNT       SEE NOTE 1
-------------------------------------------------------
U.S. GOVERNMENT AGENCIES--7.4%
Federal Home
Loan Bank:
1.05%, 1/9/04            $100,000,000  $    99,976,667
1.065%, 1/23/04            23,000,000       22,985,031
1.07%, 7/14/04             33,000,000       33,000,000
1.08%, 7/16/04             50,000,000       50,000,000
1.52%, 11/26/04            40,000,000       40,000,000
1.53%, 11/19/04            18,000,000       18,000,000
1.56%, 12/7/04             45,000,000       45,000,000
1.625%, 12/8/04            50,000,000       50,000,000
1.65%, 12/30/04            25,000,000       25,000,000
-------------------------------------------------------
Federal Home
Loan Mortgage
Corp.: 1.07%,
2/5/04-2/19/04            142,632,000      142,435,835
1.075%, 2/26/04           300,000,000      299,496,778
1.65%, 12/30/04            40,000,000       40,000,000
-------------------------------------------------------
Federal National
Mortgage Assn.:
1.05%, 3/24/04             94,350,000       94,122,171
1.06%,
4/15/04-7/20/04           100,000,000       99,845,417
-------------------------------------------------------
FNMA Master
Credit Facility:
0.95%, 1/2/04              75,000,000       74,998,021
1.07%, 3/1/04              50,000,000       49,912,319
1.09%,
1/2/04-1/5/04             138,200,000      138,186,733
1.105%, 2/2/04            164,354,000      164,192,560
1.11%,
2/2/04-3/1/04              30,000,000       29,953,133
1.12%,
3/1/04-5/3/04              80,000,000       79,792,800
-------------------------------------------------------
U.S. Treasury Bills,
0.91%, 1/2/04              30,000,000       29,999,242
                                       ----------------
Total U.S. Government
Agencies (Cost $1,626,896,707)           1,626,896,707

-------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $22,091,842,411)          100.1%  22,091,842,411
-------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                     (0.1)     (19,863,241)
                               ------------------------
NET ASSETS                      100.0% $22,071,979,170
                               ========================





                       11 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE TRUST AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.
2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $6,977,578,512, or 31.61% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
3. Identifies issues considered to be illiquid. See Note 4 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,423,497,979 or 6.45% of the Trust's net assets as of December 31, 2003.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS



                       12 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------



December 31, 2003
-----------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $22,091,842,411)--
see accompanying statement                                         $22,091,842,411
-----------------------------------------------------------------------------------
Cash                                                                    45,406,005
-----------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                     237,825,224
Interest                                                                 7,473,183
Other                                                                      735,367
                                                                   ----------------
Total assets                                                        22,383,282,190

-----------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Shares of beneficial interest redeemed                                 226,037,155
Investments purchased                                                   79,798,453
Transfer and shareholder servicing agent fees                            2,486,537
Service plan fees                                                        1,707,258
Shareholder reports                                                      1,054,711
Trustees' compensation                                                      23,301
Other                                                                      195,605
                                                                   ----------------
Total liabilities                                                      311,303,020

-----------------------------------------------------------------------------------
NET ASSETS                                                         $22,071,979,170
                                                                   ================

-----------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                    $22,071,961,866
-----------------------------------------------------------------------------------
Accumulated net realized gain on investments                                17,304
                                                                   ----------------
NET ASSETS--applicable to 22,072,409,088 shares of
beneficial interest outstanding                                    $22,071,979,170
                                                                   ================

-----------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE     $1.00




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       13 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------


For the Six Months Ended December 31, 2003
----------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                 $129,766,167

----------------------------------------------------------------------
EXPENSES
Management fees                                            38,483,501
----------------------------------------------------------------------
Service plan fees                                          23,088,755
----------------------------------------------------------------------
Transfer and shareholder servicing agent fees              14,429,077
----------------------------------------------------------------------
Shareholder reports                                           555,667
----------------------------------------------------------------------
Custodian fees and expenses                                   134,869
----------------------------------------------------------------------
Trustees' compensation                                         56,732
----------------------------------------------------------------------
Other                                                         107,604
                                                          ------------
Total expenses                                             76,856,205
Less reduction to custodian expenses                          (10,897)
Less reimbursement of expenses                            (35,313,692)
                                                          ------------
Net expenses                                               41,531,616

----------------------------------------------------------------------
NET INVESTMENT INCOME                                      88,234,551

----------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                               17,304

----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $88,251,855
                                                          ============




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       14 | CENTENNIAL MONEY MARKET TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                           SIX MONTHS             YEAR
                                                                ENDED            ENDED
                                                    DECEMBER 31, 2003         JUNE 30,
                                                          (UNAUDITED)             2003
---------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                 $    88,234,551  $   270,905,285
---------------------------------------------------------------------------------------
Net realized gain                                              17,304        1,311,090
                                                      ---------------------------------
Net increase in net assets resulting from operations       88,251,855      272,216,375

---------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                      (88,234,551)    (270,905,285)
---------------------------------------------------------------------------------------
Distributions from net realized gain                               --       (1,155,761)

---------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting
from beneficial interest transactions                    (946,635,807)   1,282,503,396

---------------------------------------------------------------------------------------
NET ASSETS
Total increase (decrease)                                (946,618,503)   1,282,658,725
---------------------------------------------------------------------------------------
Beginning of period                                    23,018,597,673   21,735,938,948
                                                      ---------------------------------
End of period                                         $22,071,979,170  $23,018,597,673
                                                      =================================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       15 | CENTENNIAL MONEY MARKET TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                       SIX MONTHS                                         YEAR
                                            ENDED                                        ENDED
                                DECEMBER 31, 2003                                     JUNE 30,
                                      (UNAUDITED)     2003     2002     2001    2000      1999
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period        $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain        -- 1    .01      .02      .06      .05      .05
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income           -- 1   (.01)    (.02)    (.06)    (.05)    (.05)
Distributions from net realized gain           --       -- 1     -- 1     --       --       --
                                            ----------------------------------------------------
Total dividends and/or distributions
to shareholders                                --     (.01)    (.02)    (.06)    (.05)    (.05)
------------------------------------------------------------------------------------------------
Net asset value, end of period              $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                            ====================================================

------------------------------------------------------------------------------------------------
TOTAL RETURN 2                               0.39%    1.20%    1.99%    5.51%    5.36%    4.75%
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $22,072  $23,019  $21,736  $22,210  $18,734  $17,821
------------------------------------------------------------------------------------------------
Average net assets (in millions)          $22,928  $22,783  $22,947  $20,830  $18,537  $17,128
------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                        0.76%    1.19%    1.97%    5.34%    5.20%    4.63%
Total expenses                               0.66%    0.66%    0.69%    0.67%    0.67%    0.66%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                           0.36%    0.40%    0.66%     N/A 4    N/A 4    N/A 4


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       16 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).
   The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly.
Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Trust.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



                       17 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST
The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                        SIX MONTHS ENDED DECEMBER 31, 2003               YEAR ENDED JUNE 30, 2003
                                SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------
Sold                    27,538,906,243    $ 27,538,906,243     54,901,317,706    $ 54,901,317,706
Dividends and/or
distributions reinvested    93,176,064          93,176,064        270,468,383         270,468,383
Redeemed               (28,578,718,114)    (28,578,718,114)   (53,889,282,693)    (53,889,282,693)
                       ---------------------------------------------------------------------------
Net increase (decrease)   (946,635,807)   $   (946,635,807)     1,282,503,396    $  1,282,503,396
                       ===========================================================================


--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million, and 0.325% of net assets in excess of $2 billion. In the agreement, the Manager guarantees that the Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage concessions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. As a result of this agreement, the Trust was reimbursed $35,313,692, for the six months ended December 31, 2003. Effective November 25, 2003, the expense limitation was terminated.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the six months ended December 31, 2003, the Trust paid $14,166,761 to SSI for services to the Trust.
   SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corp., the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate up to 20% of the average annual net assets of the Trust. Fees incurred by the Trust under the plan are detailed in the Statement of Operations.



                       18 | CENTENNIAL MONEY MARKET TRUST

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES
As of December 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2003 was $714,430,027, which represents 3.24% of the Trust's net assets.



PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.225.5677, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Trust's Form N-PX filing will be available (i) without charge, upon request, by calling the Trust toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                       19 | CENTENNIAL MONEY MARKET TRUST

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
On November 24, 2003, a special shareholder meeting was held at which shareholders elected all of the nominated Trustees and approved proposals 2a, 2b and 3 as described in the Trust's proxy statement for the meeting.

--------------------------------------------------------------------------------
PROPOSAL NO. 1
The eleven persons named below to serve as Trustee of the Trust until their successors are elected and shall qualify:

NOMINEE                                 FOR           WITHHELD                 TOTAL
------------------------------------------------------------------------------------
James C. Swain           10,664,751,996.733    829,350,818.430    11,494,102,815.163
Richard F. Grabish       10,685,550,320.573    808,552,494.590    11,494,102,815.163
William L. Armstrong     10,666,907,830.673    827,194,984.490    11,494,102,815.163
Robert G. Avis           10,664,499,114.443    829,603,700.720    11,494,102,815.163
George C. Bowen          10,679,708,629.423    814,394,185.740    11,494,102,815.163
Edward L. Cameron        10,681,288,921.763    812,813,893.400    11,494,102,815.163
Jon S. Fossel            10,679,718,983.663    814,383,831.500    11,494,102,815.163
Sam Freedman             10,675,617,170.483    818,485,644.680    11,494,102,815.163
F. William Marshall, Jr. 10,682,492,714.713    811,610,100.450    11,494,102,815.163
Beverly L. Hamilton      10,677,320,694.523    816,782,120.640    11,494,102,815.163
Robert J. Malone         10,687,679,558.543    806,423,256.620    11,494,102,815.163

              FOR             AGAINST             ABSTAIN  BROKER NON-VOTES                TOTAL
------------------------------------------------------------------------------------------------
PROPOSAL NOS. 2A-2B
2a. Approval of the amendment to the Trust's fundamental investment restriction regarding investments in debt securities having a maturity greater than the time limitation provided in Rule 2a-7:
9,293,587,713.793   1,082,635,066.250   1,117,880,035.120                --   11,494,102,815.163

2b. Approval of the amendment to the Trust's fundamental investment restriction regarding the Trust's concentration policy:

9,251,658,952.623   1,061,275,830.630   1,181,168,031.910                --   11,494,102,815.163

------------------------------------------------------------------------------------------------
PROPOSAL NO. 3
3. To approve a new Investment Advisory Agreement to eliminate an expense limitation:

8,082,944,484.773   2,310,923,214.280   1,100,235,116.110                --   11,494,102,815.163


                       20 | CENTENNIAL MONEY MARKET TRUST

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Trust has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10. CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)